Note 9 - Loss Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Net loss attributable to common shareholders’	$ (4,111,296)	$ (22,879,140)
Weighted average common shares – Outstanding (in shares)	11,030,754	8,104,860
Basic and diluted loss per share (in dollars per share)	$ (0.37)	$ (2.82)